Schedule of accounts receivable and contract assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Credit Loss [Abstract]
Accounts receivable and contract assets		¥ 2,696,147	¥ 2,518,932
Credit loss allowance for accounts receivable and contract assets		(290,267)	(310,394)	¥ (496,918)	¥ (250,696)
Accounts receivable and contract assets, net	$ 329,604	¥ 2,405,880	¥ 2,208,538